SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                                        November 20, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      AllianceBernstein Municipal Income Fund, Inc.
                  File Nos. 033-07812 and 811-04791
                  ---------------------------------------------

Dear Sir or Madam:

          Attached herewith please find Post-Effective Amendment No. 42 under the Securities Act of 1933 and Amendment No. 44 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Municipal Income Fund, Inc. - California Portfolio, National Portfolio and New York Portfolio. We are making this filing to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13, 2009).

          Disclosure other than that described above contained in the Fund's prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 42.


          Please call me at the above-referenced number if you have any questions regarding the attached.


                                         Sincerely,


                                         /s/ B. Kyle Park
                                         ------------------
                                             B. Kyle Park





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